UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 1.3%

$2,000	Cartersville Development Authority, Georgia, Water and Wastewater Facilities Revenue Refunding Bonds, Anheuser Busch Companies Inc., Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)	5/07 at 101.00	A+	$2,079,060

	Education and Civic Organizations – 12.0%

	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004:
1,625	5.250%, 8/01/22 – XLCA Insured	8/14 at 100.00	Aaa	1,785,615
1,700	5.250%, 8/01/23 – XLCA Insured	8/14 at 100.00	Aaa	1,865,359

1,400	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured	9/14 at 100.00	Aaa	1,502,214

1,235	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – MBIA Insured	8/14 at 100.00	AAA	1,359,994

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	AAA	3,170,250

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – MBIA Insured	5/14 at 100.00	AAA	2,046,319

270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Spelman College, Series 1994, 6.200%, 6/01/14 – FGIC Insured	12/05 at 101.00	AAA	273,432

2,500	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2005A, 5.000%, 9/01/17	9/15 at 100.00	AA	2,768,500

1,175	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series 2005A, 5.000%, 12/01/34 – XLCA Insured	12/15 at 100.00	AAA	1,250,047

3,535	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured	7/15 at 100.00	AAA	3,791,641

	Healthcare – 22.3%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/08 at 102.00	BB+	2,972,309

4,200	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds, Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24	7/11 at 101.00	A-	4,618,530

6,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	1/09 at 101.00	AAA	6,357,420

1,885	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/16	1/14 at 100.00	BBB+	1,992,049

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31	5/11 at 100.00	A-	3,137,760

7,150	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 – MBIA Insured	2/12 at 102.00	AAA	7,752,245

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – MBIA Insured	7/14 at 101.00	Aaa	1,763,239

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	AAA	2,409,546

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999, 6.500%, 7/01/27	7/09 at 102.00	N/R	2,139,233

3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	AA	3,468,823

	Housing/Multifamily – 7.9%

2,245	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 (Alternative Minimum Tax) – AMBAC Insured	12/11 at 100.00	AAA	2,344,790

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	AAA	5,505,250

4,715	Lawrenceville Housing Authority, Georgia, FNMA Multifamily Housing Revenue Bonds, Knollwood Park Apartments, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax) (Mandatory put 6/01/15)	No Opt. Call	AAA	5,214,884

	Housing/Single Family – 3.4%

	Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1996A:
100	6.125%, 9/01/18 (Alternative Minimum Tax)	9/06 at 102.00	AAA	101,105
150	6.200%, 9/01/27 (Alternative Minimum Tax)	9/06 at 102.00	AAA	154,952

3,775	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%, 12/01/31 (Alternative Minimum Tax)	12/10 at 100.00	AAA	3,925,207

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,380,610

	Materials – 3.6%

1,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	BB+	1,596,405

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	2,125,500

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,139,630

1,000	Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.100%, 11/01/07	11/05 at 100.00	Baa	1,000,620

	Tax Obligation/General – 3.4%

3,630	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	3,962,980

1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/23	7/14 at 100.00	BBB	1,632,465

	Tax Obligation/Limited – 5.1%

505	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	2/06 at 100.00	A3	506,712

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	1,036,954

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A	1,729,436

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AA	3,329,143

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	AAA	609,100

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.000%, 7/01/18 – FSA Insured	No Opt. Call	AAA	1,229,200

	Transportation – 0.6%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 – AMBAC Insured	1/07 at 101.00	AAA	1,035,760

	U.S. Guaranteed *** – 10.9%

1,015	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) – FGIC Insured	5/09 at 101.00	AAA	1,091,663

465	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985, 9.750%, 8/01/09 – MBIA Insured	2/06 at 100.00	AAA	530,519

4,000	Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place Apartments Project, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax) (Pre-refunded to 7/01/08)	7/08 at 100.00	AAA	4,330,440

1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 1995, 6.000%, 10/01/20 (Pre-refunded to 10/03/05) – MBIA Insured	10/05 at 102.00	AAA	1,022,280

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured	No Opt. Call	AAA	1,212,030

6,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded to 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	6,590,220

3,000	Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 (Pre-refunded to 7/01/08) – FGIC Insured	7/08 at 102.00	AAA	3,236,640

	Utilities – 10.1%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – MBIA Insured	3/12 at 100.00	Aaa	494,807

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 – FGIC Insured	1/13 at 100.00	Aaa	4,140,413

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	2,258,797

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,811,745

1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – FSA Insured	1/10 at 100.00	AAA	1,097,430

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A	565,105
1,000	6.800%, 1/01/12	No Opt. Call	A	1,175,080

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – MBIA Insured	1/13 at 100.00	AAA	3,233,760

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22	1/12 at 101.00	Baa3	1,801,312

	Water and Sewer – 18.4%

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AAA	8,338,050

2,185	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.375%, 10/01/19 – FSA Insured	10/12 at 100.00	AAA	2,430,572

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
500	6.000%, 10/01/11 – MBIA Insured	No Opt. Call	AAA	555,100
400	6.100%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	494,212

	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004:
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	AAA	1,087,400
1,000	5.000%, 6/01/22 – FSA Insured	6/14 at 100.00	AAA	1,081,210

1,500	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/11 at 102.00	Aaa	1,647,420

2,750	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.375%, 10/01/35	10/10 at 101.00	AA	2,996,428

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA	2,684,525

1,175	Fayette County, Georgia, Water Revenue Bonds, Series 2002, 5.000%, 10/01/20 – FSA Insured	10/12 at 100.00	AAA	1,267,105

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AAA	1,045,600

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA-	5,560,200

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – FSA Insured	No Opt. Call	AAA	1,182,280

$149,760	Total Long-Term Investments (cost $151,850,611) – 99.0%			163,026,631

	Other Assets Less Liabilities – 1.0%			1,697,196

	Net Assets – 100%			$164,723,827

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $151,849,245.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$11,323,082
Depreciation	(145,696)

Net unrealized appreciation of investments	$11,177,386

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 3.7%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$3,375,528
1,000	5.875%, 5/15/39	5/11 at 101.00	BBB	1,063,990

	Education and Civic Organizations – 8.8%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – MBIA Insured	5/11 at 101.00	AAA	1,623,975

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – MBIA Insured	10/12 at 102.00	AAA	2,168,240

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AAA	2,788,257

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – MBIA Insured	8/14 at 100.00	Aaa	1,776,941

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27 – AMBAC Insured	7/12 at 100.00	AAA	2,123,180

	Energy – 1.5%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	10/08 at 100.00	A	509,735

1,200	St. Bernard Parish, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation, Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)	11/06 at 102.00	AAA	1,258,524

	Healthcare – 11.5%

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured	No Opt. Call	AAA	2,179,710

1,600	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Lincoln Health System, Series 1998, 5.150%, 1/01/19	1/08 at 102.00	BBB+	1,600,560

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/09 at 101.00	BBB+	2,376,084

2,615	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	2,809,739

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	Aa1	3,704,776

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/08 at 102.00	AAA	1,064,180

	Housing/Multifamily – 0.9%

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,116,270

	Housing/Single Family – 6.7%

1,290	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	1,347,857

785	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/07 at 102.00	Aaa	787,206

590	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	598,378

475	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	6/07 at 102.00	Aaa	483,070

355	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	6/07 at 102.00	Aaa	361,408

485	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	Aaa	488,972

350	Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%, 8/01/31	8/07 at 102.00	Aaa	363,244

535	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	12/06 at 102.00	Aaa	552,644

665	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/07 at 102.00	Aaa	688,840

915	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/08 at 101.00	Aaa	936,722

960	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/08 at 102.00	Aaa	983,654

390	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/08 at 102.00	Aaa	401,673

	Long-Term Care – 2.6%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	9/05 at 103.00	AAA	3,094,350

	Materials – 1.1%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/08 at 101.00	BBB	1,284,188

	Tax Obligation/General – 19.1%

4,000	Louisiana, General Obligation Bonds, Series 2005A, 5.250%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	4,512,400

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	1,161,580

2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	AAA	1,659,880

3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – MBIA Insured	12/15 at 100.00	AAA	3,473,781

13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	AAA	8,837,543

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A:
1,400	5.250%, 7/01/22	7/14 at 100.00	BBB	1,524,726
1,500	5.250%, 7/01/23	7/14 at 100.00	BBB	1,632,465

	Tax Obligation/Limited – 25.8%

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2003A:
560	5.250%, 7/15/19 – AMBAC Insured	7/13 at 100.00	AAA	621,611
1,000	5.250%, 7/15/22 – AMBAC Insured	No Opt. Call	AAA	1,109,300

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	AAA	2,773,965
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	AAA	2,155,780

335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	7/06 at 101.00	AAA	345,027

1,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/22 – AMBAC Insured	12/11 at 100.00	AAA	1,075,360

2,650	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	2,910,734

5,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	AAA	5,723,603

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	1,087,450

	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 1999A:
1,000	5.250%, 3/01/17 – MBIA Insured	3/09 at 101.00	AAA	1,073,050
1,000	5.250%, 3/01/18 – MBIA Insured	3/09 at 101.00	AAA	1,072,360

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AAA	1,068,670

2,000	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A, 5.250%, 5/01/20 – FGIC Insured	5/15 at 100.00	AAA	2,224,980

2,285	New Orleans, Louisiana, Dedicated Tax Bonds, Series 2005, 5.000%, 3/01/18 – MBIA Insured	3/15 at 100.00	AAA	2,466,932

650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%, 7/01/35 – MBIA Insured	7/10 at 101.00	AAA	726,947

380	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB-	412,190

1,000	University of Louisiana System, Lafayette City and Parish, Lease Revenue Bonds, Cajundome Convention Center, Series 2000, 6.250%, 9/01/29 – MBIA Insured	9/09 at 102.00	AAA	1,124,030

2,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB	2,844,775

	Transportation – 2.3%

505	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative Minimum Tax) – AMBAC Insured	10/07 at 102.00	AAA	531,225

2,100	Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative Minimum Tax) – FSA Insured	1/08 at 102.00	AAA	2,189,082

	U.S. Guaranteed *** – 6.0%

705	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	793,893

470	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospital, Series 1986, 8.000%, 5/15/12	11/05 at 100.00	AAA	547,959

1,000	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Woman’s Hospital Foundation, Series 1997, 5.375%, 10/01/22 (Pre-refunded to 10/01/07) – FSA Insured	10/07 at 101.00	AAA	1,057,720

3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)	7/10 at 101.00	BBB+***	3,464,910

1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/20	10/10 at 101.00	AAA	1,115,350

140	Shreveport Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1979A, 6.750%, 9/01/10	No Opt. Call	Aaa	149,752

	Utilities – 6.2%

1,165	Alexandria, Louisiana, Utilities Revenue Bonds, Series 2004, 5.000%, 5/01/20 – AMBAC Insured	5/14 at 102.00	AAA	1,275,533

1,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	9/09 at 102.00	AAA	1,662,780

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – MBIA Insured	11/14 at 100.00	AAA	4,430,520

	Water and Sewer – 0.9%

1,000	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2003A, 5.250%, 11/01/18 – AMBAC Insured	11/13 at 101.00	AAA	1,122,520

$113,060	Total Long-Term Investments (cost $109,593,745) – 97.1%			115,872,278

	Other Assets Less Liabilities – 2.9%			3,459,805

	Net Assets – 100%			$119,332,083

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $109,576,804.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,574,230
Depreciation	(278,756)

Net unrealized appreciation of investments	$6,295,474

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 1.3%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$3,125,940

	Education and Civic Organizations – 11.4%

4,220	North Carolina Educational Facilities Finance Agency, Revenue Refunding Bonds, Duke University, Series 1996B, 5.000%, 10/01/17	10/06 at 102.00	Aa1	4,386,521

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,084,780

1,000	North Carolina Education Assistance Authority, Subordinate Lien Guaranteed Student Loan Revenue Bonds, Series 1995A, 6.300%, 7/01/15 (Alternative Minimum Tax)	1/06 at 102.00	A2	1,021,550

1,510	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/31 – AMBAC Insured	3/15 at 100.00	AAA	1,606,867

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	Aaa	1,113,775

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	2,707,080
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	2,496,987
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,462,148

3,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	3,209,790

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,877,939

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
1,155	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	AAA	1,287,109
1,160	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,290,755

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AAA	1,151,665

	University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
750	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	Aaa	811,088
1,085	5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aaa	1,156,230

	Energy – 0.7%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,661,130

	Healthcare – 12.5%

5,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding Bonds, Series 1996A, 5.875%, 1/15/26	1/06 at 102.00	AA	5,660,820

3,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22	1/07 at 102.00	AA	3,644,025

4,000	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29	10/09 at 101.00	A-	4,134,120

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	1,134,494

1,750	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/07 at 100.00	AA-	1,783,705

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	10/08 at 102.00	AA	670,825
1,385	5.500%, 10/01/29 – RAAI Insured	10/08 at 102.00	AA	1,481,077

1,300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AAA	1,377,480

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/09 at 102.00	A	3,778,880

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24	11/14 at 100.00	AA	1,327,325

4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31	10/11 at 101.00	AA	4,239,800

	Housing/Single Family – 10.4%

6,210	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/09 at 100.00	AA	6,412,198

	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1994Y:
705	6.300%, 9/01/15	9/05 at 101.00	AA	712,959
645	6.350%, 3/01/18	9/05 at 101.00	AA	652,192

2,540	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/09 at 100.00	AA	2,659,609

675	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	9/05 at 102.00	AA	689,398

1,360	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	9/05 at 102.00	AA	1,385,922

2,230	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/06 at 102.00	AA	2,289,942

1,290	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax) – AMBAC Insured	7/10 at 100.00	AAA	1,327,926

1,750	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/07 at 101.50	AA	1,804,250

1,340	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/08 at 101.00	AA	1,374,706

1,140	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/09 at 101.00	AA	1,166,391

3,825	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/09 at 100.00	AA	3,905,784

	Industrials – 0.9%

2,000	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)	No Opt. Call	BBB	2,005,200

	Long-Term Care – 0.2%

500	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, Deerfield Episcopal Retirement Community Inc., Series 2004A, 5.000%, 11/01/23	11/14 at 100.00	N/R	521,440

	Materials – 2.4%

2,195	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	2,299,372

3,100	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution Control Revenue Refunding Bonds, Champion International Corporation, Series 1995, 6.000%, 3/01/20	3/06 at 102.00	Baa2	3,200,161

	Tax Obligation/General – 3.2%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,523,550

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA-	2,039,513

2,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22 Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:	3/14 at 100.00	AAA	2,172,180
120	5.750%, 6/01/18	6/07 at 102.00	N/R	125,840
125	5.750%, 6/01/19	6/07 at 102.00	N/R	130,975
125	5.750%, 6/01/20	6/07 at 102.00	N/R	130,801
130	5.750%, 6/01/21	6/07 at 102.00	N/R	135,875
105	5.750%, 6/01/22	6/07 at 102.00	N/R	109,690

	Tax Obligation/Limited – 24.1%

390	Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08	2/06 at 100.00	A1	391,092

1,150	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AAA	1,244,093

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA-	1,452,240
3,990	5.000%, 2/01/22	2/13 at 100.00	AA-	4,247,714

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA	4,184,554

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,532,468

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AA+	1,884,872

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AAA	2,491,189

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – MBIA Insured	2/15 at 100.00	AAA	2,229,118
910	5.250%, 2/01/19 – MBIA Insured	2/15 at 100.00	AAA	1,013,986

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – FSA Insured	12/12 at 101.00	AAA	2,188,460

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	Aaa	2,004,129

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – FSA Insured	4/14 at 100.00	AAA	1,896,293
1,715	5.250%, 4/01/21 – FSA Insured	4/14 at 100.00	AAA	1,888,369
715	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	786,178

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,408,558
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,067,520

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,246,120

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,394,232

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,701,100

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	1,529,176
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AAA	1,524,889
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AAA	1,520,630

1,270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	AAA	1,481,709

	Randolph County, North Carolina, Certificates of Participation, Series 2004:
1,890	5.000%, 6/01/14 – FSA Insured	No Opt. Call	AAA	2,088,185
1,330	5.000%, 6/01/19 – FSA Insured	6/14 at 102.00	AAA	1,459,077
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 102.00	AAA	1,094,700

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	AAA	1,071,590

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA	724,099

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aaa	1,100,450

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+	2,515,746

	Transportation – 9.1%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 (Alternative Minimum Tax) – MBIA Insured	7/09 at 101.00	AAA	6,566,700

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	986,832

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 (Alternative Minimum Tax) – FSA Insured	7/09 at 101.00	AAA	777,059

2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – FSA Insured	7/11 at 101.00	AAA	3,014,193

2,445	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aaa	2,668,791

6,760	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%, 5/01/30 – AMBAC Insured	5/15 at 100.00	Aaa	7,216,097

	U.S. Guaranteed *** – 5.1%

85	Asheville Housing Development Corporation, North Carolina, First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11 (Pre-refunded to 11/01/09)	11/09 at 100.00	N/R***	97,496

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded to 12/01/10)	12/10 at 101.00	AA+***	3,356,580

1,975	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded to 6/01/10)	6/10 at 101.00	AA+***	2,193,159

4,500	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded to 6/01/10)	6/10 at 101.00	AAA	4,947,840

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18	No Opt. Call	AAA	1,263,720

15	North Carolina Medical Care Commission, Hospital Revenue Bonds, Memorial Mission Hospital, Series 1979A, 7.625%, 10/01/08	No Opt. Call	AAA	16,021

	Utilities – 11.1%

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,540	5.500%, 1/01/17 – FGIC Insured	1/06 at 100.00	AAA	1,543,188
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA	6,384,062

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	BBB	5,606,100

4,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A3	4,623,483

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	AAA	2,210,940

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA	2,184,140

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – XLCA Insured	5/14 at 100.00	AAA	1,116,806
610	5.000%, 5/01/24 – XLCA Insured	5/14 at 100.00	AAA	652,200

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A3	1,618,890

	Water and Sewer – 7.3%

	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005:
1,455	5.000%, 6/01/18 – XLCA Insured	6/15 at 100.00	Aaa	1,580,610
1,525	5.000%, 6/01/19 – XLCA Insured	6/15 at 100.00	Aaa	1,656,653
1,605	5.000%, 6/01/20 – XLCA Insured	6/15 at 100.00	Aaa	1,738,151

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – FSA Insured	4/14 at 100.00	AAA	1,427,712

2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,135,460

1,690	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,820,282

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – XLCA Insured	6/14 at 100.00	AAA	551,694
1,030	5.000%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,101,822

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,112,250

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,551,826

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – FSA Insured	6/13 at 100.00	AAA	1,410,970

$221,195	Total Long-Term Investments (cost $219,092,077) – 99.7%			232,954,042

	Other Assets Less Liabilities – 0.3%			747,701

	Net Assets – 100%			$233,701,743

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $218,999,062.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$13,961,257
Depreciation	(6,277)

Net unrealized appreciation of investments	$13,954,980

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary – 2.0%

$7,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	9/05 at 101.00	BB	$7,039,550

	Consumer Staples – 0.4%

1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	10/05 at 102.00	Baa3	1,271,929

	Education and Civic Organizations – 3.3%

5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Vanderbilt University, Series 2005B-3, 5.000%, 10/01/44 (Mandatory put 4/01/10) – MBIA Insured	No Opt. Call	AAA	5,356,500

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,617,330

	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2002A:
2,155	5.125%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	2,332,206
2,000	5.125%, 5/01/27 – FSA Insured	5/12 at 100.00	AAA	2,120,560

	Energy – 1.2%

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Alternative Minimum Tax)	8/10 at 100.00	BBB+	4,316,960

	Healthcare – 16.3%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/08 at 100.00	Baa1	3,091,090

7,465	Bristol Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Bristol Memorial Hospital, Series 1993, 6.750%, 9/01/10 – FGIC Insured	No Opt. Call	AAA	8,472,700

4,030	Jackson, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Jackson-Madison County General Hospital Project, Series 1995, 5.625%, 4/01/15 – AMBAC Insured	10/05 at 102.00	AAA	4,118,781

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – MBIA Insured	No Opt. Call	AAA	1,169,410

3,675	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	3,951,948

6,195	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 1999, 5.625%, 4/01/29	4/09 at 101.00	Baa1	6,439,331

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30	11/10 at 101.00	A+	4,453,400

	Montgomery County Health, Educational and Housing Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Clarksville Regional Health System, Series 1998:
1,500	5.375%, 1/01/18	1/08 at 101.00	Baa2	1,537,485
7,500	5.375%, 1/01/28	1/08 at 101.00	Baa2	7,610,700

5,200	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	N/R	5,468,944

3,750	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002, 6.250%, 9/01/22	9/12 at 101.00	BBB+	4,168,988

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	AA	2,131,960
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	AA	3,693,445

	Housing/Multifamily – 4.5%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
435	6.125%, 11/20/19 (Alternative Minimum Tax)	11/09 at 102.00	AAA	464,985
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	11/09 at 102.00	AAA	4,224,968

3,500	Franklin Industrial Development Board, Tennessee, Senior Multifamily Housing Revenue Bonds, Landings Apartments Project, Series 1996A, 6.000%, 10/01/26 – FSA Insured	10/06 at 102.00	AAA	3,621,835

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
250	7.000%, 6/01/17	12/05 at 100.00	AAA	251,350
485	7.250%, 6/01/32	12/05 at 100.00	AAA	487,488

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,663,153

2,720	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	2,903,736

	Housing/Single Family – 6.0%

75	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	9/05 at 100.00	AAA	75,499

860	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative Minimum Tax)	7/06 at 102.00	AA	878,576

375	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	AA	385,320

3,160	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/09 at 101.00	AA	3,248,764

6,700	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/09 at 101.00	AA	6,925,388

1,380	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/09 at 101.00	AA	1,450,615

1,855	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA	1,909,741

5,560	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 (Alternative Minimum Tax) – FSA Insured	7/11 at 100.00	AAA	5,784,680

	Long-Term Care – 0.8%

2,510	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Health Facility Revenue Bonds, Richland Place Inc., Series 1998, 5.500%, 5/01/23 – RAAI Insured	2/08 at 102.00	AA	2,659,797

	Materials – 4.4%

3,000	Chattanooga Industrial Development Board, Tennessee, Pollution Control Revenue Bonds, E.I. du Pont de Nemours and Company, Series 1982A, 6.350%, 7/01/22	1/06 at 102.00	AA-	3,066,300

12,000	Humphreys County Industrial Development Board, Tennessee, Solid Waste Disposal Facility Bonds, E.I. du Pont de Nemours and Company Project, Series 1994, 6.700%, 5/01/24 (Alternative Minimum Tax)	11/05 at 101.00	AA-	12,330,360

	Tax Obligation/General – 16.8%

1,235	Columbia, Tennessee, General Obligation Sewer Bonds, Series 2005, 5.000%, 12/01/24 – AMBAC Insured	12/15 at 100.00	Aaa	1,340,642

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	Aaa	2,469,555
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	Aaa	1,090,700

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA	6,487,737

1,000	Lincoln County, Tennessee, General Obligation Refunding Bonds, Series 2001, 5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	1,150,990

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	Aaa	1,068,130

3,100	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.250%, 11/01/22	11/10 at 101.00	AA	3,363,283

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	AA	5,041,598

490	Memphis, Tennessee, General Improvement Bonds, Series 1999A, 5.000%, 10/01/19	10/07 at 101.00	AA	515,005

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,876,041

6,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Refunding Bonds, Series 1997, 5.125%, 5/15/25	5/07 at 102.00	AA	6,224,820

3,080	Metropolitan Government of Nashville-Davidson County, Tennessee, Public Improvement Revenue Bonds, Stadium Project, Series 2004, 5.000%, 7/01/17 – FSA Insured	7/14 at 100.00	AAA	3,370,721

2,600	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	Aaa	2,902,016

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – MBIA Insured	No Opt. Call	Aaa	1,236,166

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aaa	1,144,470
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aaa	3,400,122
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aaa	3,050,399

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – MBIA Insured	5/14 at 100.00	Aaa	1,324,403

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	Aaa	1,818,893

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aaa	1,957,183

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aa1	1,097,580

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aa1	1,606,683

1,350	Williamson County, Tennessee, General Obligation Bonds, Series 2004B, 5.000%, 5/01/22	5/15 at 100.00	Aa1	1,469,138

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aa1	1,314,000

	Tax Obligation/Limited – 7.3%

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 100.00	AAA	5,463,900

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	Aaa	2,003,100

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 – AMBAC Insured	11/12 at 100.00	AAA	10,648,900

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 – AMBAC Insured	6/09 at 100.00	AAA	4,126,520

2,545	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/16 – AMBAC Insured	No Opt. Call	AAA	2,969,252

	Telecommunication Services – 0.8%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/08 at 101.00	N/R	2,669,787

	Transportation – 3.8%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 (Alternative Minimum Tax) – AMBAC Insured	3/10 at 101.00	AAA	4,390,280
1,640	6.125%, 3/01/25 (Alternative Minimum Tax) – AMBAC Insured	3/10 at 101.00	AAA	1,812,708

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative Minimum Tax) – FSA Insured	3/11 at 100.00	AAA	4,007,987

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	2,998,001

	U.S. Guaranteed *** – 14.0%

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured	No Opt. Call	AAA	996,968

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
7,795	5.125%, 7/01/25 (Pre-refunded to 7/01/23) – MBIA Insured	7/23 at 100.00	AAA	8,222,166
2,365	5.125%, 7/01/25 – MBIA Insured	1/09 at 101.00	AAA	2,494,602
8,930	5.250%, 7/01/28 – MBIA Insured	1/09 at 101.00	AAA	9,454,102

	Knoxville, Tennessee, Electric System Revenue Bonds, Series 2001U:
1,000	5.125%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AA***	1,083,430
3,000	5.125%, 7/01/27 (Pre-refunded to 7/01/10)	7/10 at 100.00	AA***	3,250,290

2,005	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/16 (Pre-refunded to 5/01/11)	5/11 at 101.00	AA***	2,201,650

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Residual Option Longs, Series 2001-II-R52:
2,350	11.230%, 10/15/17 (IF) (Pre-refunded to 10/15/11)	10/11 at 100.00	AA-***	3,207,327
2,480	10.469%, 10/15/18 (IF) (Pre-refunded to 10/15/11)	10/11 at 100.00	AA-***	3,282,354

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21	No Opt. Call	Aaa	9,421,255

1,015	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22 (Pre-refunded to 10/01/07)	10/07 at 105.00	N/R***	1,168,610

3,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA	3,357,930

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured	No Opt. Call	AAA	312,973

	Utilities – 10.3%

7,500	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – FSA Insured	2/11 at 100.00	Aaa	7,997,100

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – FSA Insured	No Opt. Call	Aaa	2,078,423

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – FSA Insured	9/12 at 102.00	Aaa	1,205,578

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA	2,196,420
2,855	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	3,100,787

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – MBIA Insured	No Opt. Call	AAA	6,366,906

3,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1998A, 5.200%, 5/15/23	5/08 at 102.00	AA	3,192,750

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA	9,501,030

	Water and Sewer – 6.7%

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	Aaa	1,088,980

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – MBIA Insured	9/14 at 100.00	Aaa	1,280,221
1,225	5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	Aaa	1,331,783

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – MBIA Insured	9/15 at 100.00	Aaa	1,999,123

3,000	Madison Suburban Utility District, Tennessee, Water Revenue Refunding Bonds, Series 1995, 5.000%, 2/01/19 – MBIA Insured	2/08 at 100.00	AAA	3,124,200

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,391,950

1,000	Milcrofton Utility District, Williamson County, Tennessee, Junior Lien Waterworks Revenue Refunding Bonds, Series 1996, 6.000%, 2/01/24	2/06 at 102.00	N/R	1,005,620

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – MBIA Insured	2/14 at 102.00	Aaa	1,415,526
1,300	5.000%, 2/01/22 – MBIA Insured	2/14 at 100.00	Aaa	1,412,710

1,220	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Series 2002, 5.000%, 12/01/17 – FGIC Insured	12/12 at 100.00	Aaa	1,330,593

2,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – FSA Insured	1/11 at 100.00	Aaa	2,107,780

1,500	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/08 at 102.00	Baa1	1,598,983

$330,570	Total Long-Term Investments (cost $320,436,447) – 98.6%			341,286,602

	Other Assets Less Liabilities – 1.4%			5,009,291

	Net Assets – 100%			$346,295,893

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $320,321,771.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$21,230,738
Depreciation	(265,907)

Net unrealized appreciation of investments	$20,964,831

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust III

By (Signature and Title)*	/s/ Jessica R. Droeger—Vice President and Secretary

Date	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman, Chief Administrative Officer (principal executive officer)

Date	October 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy, Vice President and Controller (principal financial officer)

Date	October 28, 2005